UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Principled Capital Management, L.L.C.
           --------------------------------------------------
Address:   666 Fifth Avenue, 37th Floor
           --------------------------------------------------
           New York,  NY 10103
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:   028-10588
                        --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald Catenacci
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 484-5030
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Gerald Catenacci         New York, NY             11/14/07
       ------------------------   -------------------------------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        103
                                               -------------

Form 13F Information Table Value Total:       $538,652
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.             Form 13F File Number          Name

                                                     FORM 13F INFORMATION TABLE


            COLUMN 1          COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8
                                                           VALUE      SHRS OR    SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS      CUSIP     (x$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS    SOLE SHARED NONE
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AETNA INC NEW                    COM          00817Y108       4,105     75,645 SH         SOLE                      75,645
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AK STL HLDG CORP                 COM          001547108       1,384     31,500 SH         SOLE                      31,500
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APPLIED MATLS INC                COM          038222105       5,262    254,200 SH         SOLE                     254,200
------------------------------------------------------------------------------------------------------------------------------------
AMYLIN PHARMACEUTICALS INC       COM          032346108         675     13,500 SH         SOLE                      13,500
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AUTONATION INC                   COM          05329W102         854     48,200 SH         SOLE                      48,200
------------------------------------------------------------------------------------------------------------------------------------
ADAMS RESPIRATORY THERAPEUTI     COM          00635P107       1,488     38,600 SH         SOLE                      38,600
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ADMINISTAFF INC                  COM          007094105       4,269    117,600 SH         SOLE                     117,600
------------------------------------------------------------------------------------------------------------------------------------
ATMI INC                         COM          00207R101      21,426    720,194 SH         SOLE                     720,194
------------------------------------------------------------------------------------------------------------------------------------
AVENTINE RENEWABLE ENERGY        COM          05356X403       3,616    342,100 SH         SOLE                     342,100
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AMERICAN EXPRESS CO              COM          025816109       2,264     38,138 SH         SOLE                      38,138
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NATUS MEDICAL INC DEL            COM          639050103         371     23,300 SH         SOLE                      23,300
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BANK OF AMERICA
CORPORATION                      COM          060505104      21,435    426,400 SH         SOLE                     426,400
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BECKMAN COULTER INC              COM          075811109      18,750    254,200 SH         SOLE                     254,200
------------------------------------------------------------------------------------------------------------------------------------
BEACON ROOFING SUPPLY INC        COM          073685109       2,389    233,800 SH         SOLE                     233,800
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BORDERS GROUP INC                COM          099709107         585     43,900 SH         SOLE                      43,900
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BIODEL INC                       COM          09064M105       3,120    183,100 SH         SOLE                     183,100
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BIOMARIN PHARMACEUTICAL IN       COM          09061G101         822     33,000 SH         SOLE                      33,000
------------------------------------------------------------------------------------------------------------------------------------
CB RICHARD ELLIS GROUP INC       CL A         12497T101         351     12,600 SH         SOLE                      12,600
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COGENT COMM GROUP INC            COM NEW      19239V302         217      9,300 SH         SOLE                       9,300
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CLEVELAND CLIFFS INC             COM          185896107      28,904    328,566 SH         SOLE                     328,566
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CANADIAN NAT RES LTD             COM          136385101       2,568     33,900 SH         SOLE                      33,900
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CAPITAL ONE FINL CORP            COM          14040H105       6,444     97,000 SH         SOLE                      97,000
------------------------------------------------------------------------------------------------------------------------------------
CEPHEID                          COM          15670R107       7,898    346,400 SH         SOLE                     346,400
------------------------------------------------------------------------------------------------------------------------------------
CHOICEPOINT INC                  COM          170388102       1,194     31,500 SH         SOLE                      31,500
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CREDIT SUISSE GROUP         SPONSORED ADR     225401108       5,674     85,542 SH         SOLE                      85,542
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CAPITALSOURCE INC                COM          14055X102         672     33,200 SH         SOLE                      33,200
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CVS CAREMARK CORPORATION         COM          126650100       3,202     80,800 SH         SOLE                      80,800
------------------------------------------------------------------------------------------------------------------------------------
DAVITA INC                       COM          23918K108       4,454     70,500 SH         SOLE                      70,500
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E M C CORP MASS                  COM          268648102       5,504    264,600 SH         SOLE                     264,600
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ENTEGRIS INC                     COM          29362U104      21,193  2,441,607 SH         SOLE                   2,441,607
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FEI CO                           COM          30241L109      17,202    547,300 SH         SOLE                     547,300
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GRUBB & ELLIS CO                 COM          400095204       2,823    303,500 SH         SOLE                     303,500
------------------------------------------------------------------------------------------------------------------------------------
GOLDCORP INC NEW                 COM          380956409       1,574     51,500 SH         SOLE                      51,500
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC              COM          375558103       2,146     52,500 SH         SOLE                      52,500
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP                COM          370442105       8,202    223,500 SH         SOLE                     223,500
------------------------------------------------------------------------------------------------------------------------------------
GEN-PROBE INC NEW                COM          36866T103       5,966     89,600 SH         SOLE                      89,600
------------------------------------------------------------------------------------------------------------------------------------
HUMANA INC                       COM          444859102         440      6,300 SH         SOLE                       6,300
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HEALTHWAYS INC                   COM          422245100       2,893     53,600 SH         SOLE                      53,600
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IAC INTERACTIVECORP              COM NEW      44919P300       7,542    254,200 SH         SOLE                     254,200
------------------------------------------------------------------------------------------------------------------------------------
L-1 IDENTITY SOLUTIONS INC       COM          50212A106      21,340  1,132,100 SH         SOLE                   1,132,100
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SPEEDWAY CORP      CL A         460335201         715     15,600 SH         SOLE                      15,600
------------------------------------------------------------------------------------------------------------------------------------
ITT CORP NEW                     COM          450911102       5,985     88,100 SH         SOLE                      88,100
------------------------------------------------------------------------------------------------------------------------------------
INVESCO PLC                  SPONSORED ADR    46127U104      13,145    481,500 SH         SOLE                     481,500
------------------------------------------------------------------------------------------------------------------------------------
JARDEN CORP                      COM          471109108       2,924     94,500 SH         SOLE                      94,500
------------------------------------------------------------------------------------------------------------------------------------
KERYX BIOPHARMACEUTICALS INC     COM          492515101         345     34,700 SH         SOLE                      34,700
------------------------------------------------------------------------------------------------------------------------------------
KRAFT FOODS INC                  CL A         50075N104       6,729    195,000 SH         SOLE                     195,000
------------------------------------------------------------------------------------------------------------------------------------
KLA-TENCOR CORP                  COM          482480100       2,560     45,900 SH         SOLE                      45,900
------------------------------------------------------------------------------------------------------------------------------------
CARMAX INC                       COM          143130102         848     41,700 SH         SOLE                      41,700
------------------------------------------------------------------------------------------------------------------------------------
LEAP WIRELESS INTL INC           COM NEW      521863308       2,824     34,700 SH         SOLE                      34,700
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROS HLDGS INC            COM          524908100       6,709    108,676 SH         SOLE                     108,676
------------------------------------------------------------------------------------------------------------------------------------
LIQUIDITY SERVICES INC           COM          53635B107       2,042    185,800 SH         SOLE                     185,800
------------------------------------------------------------------------------------------------------------------------------------
LSI INDS INC                     COM          50216C108         702     34,200 SH         SOLE                      34,200
------------------------------------------------------------------------------------------------------------------------------------
MACYS INC                        COM          55616P104      15,033    465,128 SH         SOLE                     465,128
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MASTERCARD INC                   CL A         57636Q104         681      4,600 SH         SOLE                       4,600
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MCKESSON CORP                    COM          58155Q103       1,852     31,500 SH         SOLE                      31,500
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MAGNA ENTMT CORP                 CL A         559211107       1,551    683,441 SH         SOLE                     683,441
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MAGELLAN HEALTH SVCS INC         COM NEW      559079207       2,569     63,300 SH         SOLE                      63,300
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MARKETAXESS HLDGS INC            COM          57060D108       4,331    288,744 SH         SOLE                     288,744
------------------------------------------------------------------------------------------------------------------------------------
METAL MGMT INC                   COM NEW      591097209       4,553     84,001 SH         SOLE                      84,001
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC                   COM          589331107       6,925    133,979 SH         SOLE                     133,979
------------------------------------------------------------------------------------------------------------------------------------
MENS WEARHOUSE INC               COM          587118100       3,299     65,300 SH         SOLE                      65,300
------------------------------------------------------------------------------------------------------------------------------------
NOVA CHEMICALS CORP              COM          66977W109      19,319    500,500 SH         SOLE                     500,500
------------------------------------------------------------------------------------------------------------------------------------
NOVAMED INC DEL                  COM          66986W108         345     79,300 SH         SOLE                      79,300
------------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC                   COM NEW      629377508      24,622    582,226 SH         SOLE                     582,226
------------------------------------------------------------------------------------------------------------------------------------
NVR INC                          COM          62944T105         282        600 SH         SOLE                         600
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NAVTEQ CORP                      COM          63936L100      26,744    343,000 SH         SOLE                     343,000
------------------------------------------------------------------------------------------------------------------------------------
TURBOCHEF TECHNOLOGIES INC       COM NEW      900006206       1,654    125,335 SH         SOLE                     125,335
------------------------------------------------------------------------------------------------------------------------------------
UNIVERSAL DISPLAY CORP           COM          91347P105       2,229    125,800 SH         SOLE                     125,800
------------------------------------------------------------------------------------------------------------------------------------
PROGRESSIVE GAMING INTL CORP     COM          74332S102       2,289    457,800 SH         SOLE                     457,800
------------------------------------------------------------------------------------------------------------------------------------
PHH CORP                         COM NEW      693320202         347     13,200 SH         SOLE                      13,200
------------------------------------------------------------------------------------------------------------------------------------
PHARMION CORP                    COM          71715B409         886     19,200 SH         SOLE                      19,200
------------------------------------------------------------------------------------------------------------------------------------
POOL
CORPORATION                      COM          73278L105       1,859     74,400 SH         SOLE                      74,400
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POTASH CORP SASK INC             COM          73755L107       5,890     55,726 SH         SOLE                      55,726
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PENWEST PHARMACEUTICALS CO       COM          709754105       1,159    105,255 SH         SOLE                     105,255
------------------------------------------------------------------------------------------------------------------------------------
QIAGEN N V                       ORD          N72482107       4,573    235,600 SH         SOLE                     235,600
------------------------------------------------------------------------------------------------------------------------------------
RADIANT SYSTEMS INC              COM          75025N102       1,683    106,300 SH         SOLE                     106,300
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RELIANCE STEEL & ALUMINUM CO     COM          759509102         339      6,000 SH         SOLE                       6,000
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RTI INTL METALS INC              COM          74973W107       2,885     36,400 SH         SOLE                      36,400
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SPRINT NEXTEL CORP               COM FON      852061100      15,499    815,737 SH         SOLE                     815,737
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SEPRACOR INC                     COM          817315104       6,810    247,647 SH         SOLE                     247,647
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SHUFFLE MASTER INC               COM          825549108         568     38,000 SH   CALL  SOLE                      38,000
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SEARS HLDGS CORP                 COM          812350106       1,170      9,200 SH         SOLE                       9,200
------------------------------------------------------------------------------------------------------------------------------------
SHIRE PLC                    SPONSORED ADR    82481R106         584      7,900 SH         SOLE                       7,900
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SKETCHERS U S A INC              CL A         830566105         873     39,500 SH         SOLE                      39,500
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SPIRIT AEROSYSTEMS HLDGS INC     CL A         848574109       3,010     77,300 SH         SOLE                      77,300
------------------------------------------------------------------------------------------------------------------------------------
SAVVIS INC                       COM NEW      805423308       5,561    143,300 SH         SOLE                     143,300
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TECK COMINCO LTD                 CL B         878742204       2,085     43,700 SH         SOLE                      43,700
------------------------------------------------------------------------------------------------------------------------------------
TEMPUR PEDIC INTL INC            COM          88023U101       4,858    135,900 SH         SOLE                     135,900
------------------------------------------------------------------------------------------------------------------------------------
TERRA INDS INC                   COM          880915103         988     31,600 SH         SOLE                      31,600
------------------------------------------------------------------------------------------------------------------------------------
TRIMBLE NAVIGATION LTD           COM          896239100       3,318     84,620 SH         SOLE                      84,620
------------------------------------------------------------------------------------------------------------------------------------
THIRD WAVE TECHNOLOGIES INC      COM          88428W108       3,159    366,000 SH         SOLE                     366,000
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD BERMUDA            SHS          G9143X208         366      8,250 SH         SOLE                       8,250
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UBS AG                           SHS NEW      H89231338       6,161    115,700 SH         SOLE                     115,700
------------------------------------------------------------------------------------------------------------------------------------
UNIVERSAL HLTH SVCS INC          CL B         913903100       2,895     53,200 SH         SOLE                      53,200
------------------------------------------------------------------------------------------------------------------------------------
UNITED THERAPEUTICS CORP DEL     COM          91307C102      14,470    217,458 SH         SOLE                     217,458
------------------------------------------------------------------------------------------------------------------------------------
VISTEON CORP                     COM          92839U107         415     80,600 SH         SOLE                      80,600
------------------------------------------------------------------------------------------------------------------------------------
MEMC ELECTR MATLS INC            COM          552715104      15,829    268,928 SH         SOLE                     268,928
------------------------------------------------------------------------------------------------------------------------------------
WHIRLPOOL CORP                   COM          963320106       2,281     25,600 SH         SOLE                      25,600
------------------------------------------------------------------------------------------------------------------------------------
WASTE MGMT INC DEL               COM          94106L109         623     16,500 SH         SOLE                      16,500
------------------------------------------------------------------------------------------------------------------------------------
WATSCO INC                       COM          942622200       3,988     85,900 SH         SOLE                      85,900
------------------------------------------------------------------------------------------------------------------------------------
SPDR SERIES TRUST           S&P HOMEBUILD     78464A888         676     31,600 SH         SOLE                      31,600
------------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE RADIO HLDGS INC     CL A         983759101       4,418    311,800 SH         SOLE                     311,800
------------------------------------------------------------------------------------------------------------------------------------
XENOPORT INC                     COM          98411C100       3,402     72,300 SH         SOLE                      72,300
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